Prepayments deposits and other assets	12 Months Ended
Dec. 31, 2021
Prepayments Deposits And Other Assets [Abstract]
Prepayments deposits and other assets
19	Prepayments, deposits and other assets

	As at December 31,
	2020	2021
	RMB’million	RMB’million
Included in non-current assets
Prepaid contents royalties	956	743

	956	743

Included in current assets
Prepaid contents royalties	1,882	1,755
Value-added tax recoverable	149	136
Prepaid vendors deposits and other receivables	484	404
Prepaid promotion and other expenses	239	329
Receivable from Tencent (Note 32(b))	39	51
Others	53	56

	2,846	2,731